RELATED PARTY TRANSACTIONS (Details) - Schedule of Related Party Transactions - USD ($)		Mar. 31, 2018		Dec. 31, 2017		Jan. 31, 2017	[2]	Dec. 31, 2016
Related Party Transaction [Line Items]
Payable to Related Parties		$ 82,916		$ 81,058				$ 4,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payable to Related Parties		72,000	[1]	556,166		$ 316,504
Chief Executive Officer [Member] | Housing and Automobile [Member]
Related Party Transaction [Line Items]
Payable to Related Parties		16,000	[3]	10,000	[3]			4,000
Director [Member]
Related Party Transaction [Line Items]
Payable to Related Parties	[4]	5,416		29,064
Related Party Note #2 [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Payable to Related Parties		$ 61,500	[5]	$ 41,994	[5],[6]				[6]

[1]	In March 31, 2018, the Company entered into three separate unsecured promissory note agreements with its CEO and his spouse, in the amounts of $12,000, $40,000 and $20,000, totaled $72,000. Each of these promissory notes bears interest at a rate of 8% per annum. The principle balance and accrued interest is due 60 days from the date of the note.
[2]	In January 2017, the Company entered into a note agreement in the amount of $300,000 with the Company's CEO. The note bears interest at a rate of 8% per annum and specifies no due date. The Company accrued interest of $16,504 through September 25, 2017. Concurrently, the board of directors also approved issuance of 100,000 shares of the Company's common stock as additional interest. These shares were accounted for as debt issuance costs, valued at $182,000. The costs were expensed at the commitment date of the note as interest expense since the note is a short term capital advance with no stated term. This note was convertible into the shares of the Company's common stock at $0.50/share and the note holder did not exercise the conversion option.
[3]	On May 1, 2016, the Company entered into an employment agreement with its CEO. The term of the employment is through December 31, 2019. The agreement provides for a monthly storage and corporate housing allowance of $1,000 for a property owned by the CEO and a monthly automobile allowance of $1,000. During the three months ended March 31, 2018 and 2017, expenses related to the housing and automobile allowances totaled $6,000 and $6,000, respectively. At March 31, 2018 and December 31, 2017, $16,000 and $10,000 remained owed to the Company's CEO.
[4]	During the year ended December 31, 2017, a director of the Company incurred time and expenses related to improving the retail space located in Tennessee. These costs have been recorded as leasehold improvements in the Company's consolidated balance sheets. At December 31, 2017, the Company owed this director $29,064, of which $17,648 was paid in February 2018 through issuance of 36,018 shares of the Company's common stock to the director and $6,000 was paid to the director.
[5]	In 2017, the Company received a working capital advance of $74,348 from a related entity. These advances are non-interest bearing and were intended as short term capital advances. The remaining balances have been included in payable to related parties on the consolidated balance sheet as current liabilities at March 31, 2018 and December 31, 2017.
[6]	In 2017, the Company received a working capital advance of $74,348 from a related entity. These advances are non-interest bearing and were intended as short term capital advances. The remaining balances of $41,994 have been included in payable to related parties on the consolidated balance sheet as current liabilities at December 31, 2017.